HIGHLAND FUNDS I

Highland Floating Rate Opportunities Fund

Class A - Ticker: HFRAX

Class B - Ticker: HFRBX

Class C - Ticker: HFRCX

Class Z – Ticker: HFRZX

Supplement dated January 2, 2014 to the Prospectus, Summary Prospectus and Statement of Additional Information for Highland Floating Rate Opportunities Fund, each dated October 31, 2013, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus and Statement of Additional Information and should be read in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information.

TRANSFER OF CLASS B SHARES TO CLASS A SHARES

On or before January 31, 2014 (the “Transfer Date”), all outstanding Class B shares of the Fund will automatically transfer to Class A shares of the Fund.

After the close of business on the Transfer Date (4:00 PM EST), each shareholder’s outstanding Class B shares of the Fund will automatically transfer to a number of full and/or fractional Class A shares of the Fund equal in value to the shareholder’s Class B shares of the Fund as of the close of business on the Transfer Date (4:00 PM EST) (the “Transfer”). The Transfer will be effected without the imposition of front-end or deferred sales charges, and, accordingly, there will be no change in the overall value of a shareholder’s shares as of the Transfer Date resulting from the Transfer. Subsequent investments in Class A shares of the Fund after the Transfer Date will be subject to the sales charges applicable to Class A shares described in the Prospectus. Shareholders may redeem Class B shares of the Fund at any time until the close of business on the Transfer Date (4:00 PM EST) without being subject to the deferred sales charges described in the Prospectus.

Accordingly, effective as of January 31, 2014, the Prospectus, Summary Prospectus and Statement of Additional Information for Highland Floating Rate Opportunities Fund are hereby revised to eliminate all references to Class B shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS, SUMMARY

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

HFI-SUP-1/2/14